Other Income and Expenses - Summary of Other Income and Expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets			$ 473	$ 0	$ 968
Gain on sale of long-lived assets			400	301	176
Sale of waste material			0	2	13
Insurance rebates			279	64	32
Foreign exchange gain			815	124	0
Other investment in shares	$ 196	[1]	3,311	0	0
Recoveries of prior years			483	354	809
Investments In Equity Instruments			6,785	113	3,245
Other investments			415	0	0
Others			141	93	323
Other income	775	[2]	13,102	1,051	5,566
Recoveries of prior years			958	9	41
Impairment of long-lived assets	$ 74	[1]	1,248	833	1,427
Disposal of long-lived assets			466	389	534
Contingencies, net			1,110	456	244
Severance payments			998	224	357
Donations			711	512	425
Legal fees and other expenses from past acquisitions			0	210	112
Foreign exchange loss			0	0	84
Items without tax requirements			139	96	167
Interest and penalties of previous years taxes			385	0	0
Other			237	167	334
Other expenses			6,252	2,896	3,725
Ecuador
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			596	$ 770
Mexico
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			480
Alimentos de Soja S.A.U.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			$ 143
TROP Frutas do Brasil S.A. ("TROP") [Member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets					$ 256

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3